Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 1,263,560		$ 1,303,783
Administration Fee	166,778		183,254
Operating Expenses and Administration Fee, Total	1,430,338		1,487,037
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	670,907		493,309
Administration Fee	166,778		183,254
Operating Expenses and Administration Fee, Total	837,685		676,563
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	514,466		697,043
Administration Fee
Operating Expenses and Administration Fee, Total	514,466		697,043
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	56,006		113,431
Administration Fee
Operating Expenses and Administration Fee, Total	56,006		113,431
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	22,181
Administration Fee
Operating Expenses and Administration Fee, Total	22,181
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	(66,814)	[1]	(75,183)	[1]
Administration Fee		[1]
Operating Expenses and Administration Fee, Total	$ (66,814)	[1]	$ (75,183)	[1]

[1]	by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)